Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 37,569,862	$ 35,551,016	$ 32,424,269
Cost of goods sold	20,368,339	17,697,286	18,371,228
Gross Profit	17,201,523	17,853,730	14,053,041
Operating Expenses
Selling expenses	1,985,706	1,853,705	1,580,825
General and administrative expenses	5,265,599	4,222,601	2,677,800
Bad debt expense	1,952,646	876,942	1,101,698
Research and development expenses	799,604	647,754	503,688
Total Operating Expenses	10,003,555	7,600,902	5,864,011
Income from Operations	7,197,968	10,252,828	8,189,030
Other Expense:
Interest expense	(1,065,287)	(1,012,960)	(1,450,389)
Other income (expense)	15,456	(166,997)	(283,205)
Total Other Expense, net	(1,049,831)	(845,963)	(1,733,594)
Income Before Income Taxes	6,148,137	9,406,865	6,455,436
Provision for Income Taxes	1,580,455	2,760,080	1,952,356
Net Income	4,567,682	6,646,785	4,503,080
Less: net income attributable to noncontrolling interest	87,064	668,396	399,559
Net income attributable to ReTo Eco-Solutions, Inc.	4,480,618	5,978,389	4,103,521
Net Income	4,567,682	6,646,785	4,503,080
Other Comprehensive Income (loss):
Foreign currency translation income (loss)	(3,015,577)	2,109,103	(1,699,975)
Comprehensive Income	1,552,105	8,755,888	2,803,105
Less: comprehensive income (loss) attributable to noncontrolling interest	(39,742)	1,265,817	(26,394)
Comprehensive income attributable to ReTo Eco-Solutions, Inc.	$ 1,591,847	$ 7,490,071	$ 2,829,499
Earnings per share
Basic and diluted	$ 0.20	$ 0.35	$ 0.25
Weighted average number of shares
Basic and diluted	22,760,000	19,130,137	18,043,836